Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Nature of relationships with related parties
Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Zhijun Xiao	5% shareholder for the year ended March 31, 2023
Jun Zheng	Director of the Company
Xiaodong Ji	Independent Director of the Company
Xiaodong Pan	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Schedule of Amount Due to Related Parties	The amounts due to related parties as of March 31, 2024 and 2023 were as follows:
	As of March 31,
	2024	2023

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$1,047,550	$2,910,088
Feng Zhou	-	1,823,679
Jiangsu Sutaitang Online Commercial Co., Ltd.	-	320,202
Jun Zheng	-	14,025
Xiaodong Pan	-	73,110
Zhijun Xiao	-	62,658
Total due to related parties	$1,047,550	$5,203,762

Schedule of Related Party Transactions	These related party transactions were conducted in the ordinary course of business of the Company.
	For the years ended March 31,
	2024	2023	2022

Taizhou Su Xuan Tang Chinese Hospital Co. Ltd.	25,528	17,478	19,246
Taizhou Su Xuan Tang Chinese Medicine Clinic	2,232	11,533	16,658
Taizhou Jiutian Pharmaceutical Co. Ltd.	-	4,610	138,275
Total revenue generated from related parties	$27,760	$33,621	$174,179